DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)								5 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Dec. 11, 2022 USD ($) $ / shares	Nov. 11, 2022 item	Aug. 10, 2022 item	May 05, 2022 item	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021	Feb. 08, 2021 item	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum						1	1
Price of warrant | $ / shares											$ 10.20
Proceeds from sale of Private units											$ 5,852,750
Payments for investment of cash in trust account					$ 117,300,000				$ 117,300,000	$ 2,300,000	117,300,000
Price per unit | $ / shares					$ 10.00
Deferred underwriting commissions										4,025,000	4,025,000
Deferred Underwriting Fee Payable									$ 4,025,000		4,025,000
Cash held outside the Trust Account										234,923	453,151
Working capital deficit										$ (1,218,387)	$ 246,232
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account										80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination										50.00%	50.00%
Number of three-month extensions for consummation of Initial Business Combination | item			2	2						2
Extension period for consummating Initial Business Combination			3 months	3 months						3 months
Minimum net tangible asset upon consummation of business combination										$ 5,000,001	$ 5,000,001
Maximum net interest to pay dissolution expenses										$ 100,000	100,000
Public share price considered | $ / shares										$ 10.20
Public share price including 1st and 2nd Extension deposits | $ / shares										$ 10.445
Cash										$ 234,923	453,151
Proceeds from sale of founder shares								$ 25,000			25,000
Proceeds from promissory note										300,000	78,925
Withdrawal interest earned on the Trust Account										266,810
Convertible loans										$ 1,500,000	$ 1,500,000
Units per price | $ / shares										$ 10.00	$ 10.00
Working capital loans											$ 378,487
Subsequent event
Description of Organization and Business Operations
Extension period for consummating Initial Business Combination		1 month
Maximum number of one-month extension periods for consummation of Initial Business Combination | item		9
Additional amount per unit required to be deposited in Trust Account | $ / shares	$ 0.045
Amount to be deposited in Trust Account in connection with the exercise of the first monthly extension	$ 122,920
Sponsor
Description of Organization and Business Operations
Proceeds from promissory note										$ 78,925
Founder Shares | Sponsor
Description of Organization and Business Operations
Proceeds from sale of founder shares										$ 25,000
Public Warrants
Description of Organization and Business Operations
Public share price considered | $ / shares										$ 9.20	$ 9.20
IPO
Description of Organization and Business Operations
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares					11,500,000						11,500,000
Proceeds from issuance of units					$ 115,000,000
Payments for investment of cash in trust account										$ 959,560	$ 959,560
Price per unit | $ / shares					$ 10.00					$ 10.00	$ 10.00
Transaction costs										$ 6,771,112	$ 6,771,112
Underwriting fees										2,300,000	2,300,000
Deferred underwriting commissions										4,025,000
Deferred Underwriting Fee Payable											4,025,000
Other offering costs										$ 446,112	$ 446,112
Private Placement
Description of Organization and Business Operations
Number of warrants issued | shares					585,275
Price of warrant | $ / shares					$ 10.00					$ 10.00	$ 10.00
Proceeds from sale of Private units					$ 5,852,750					$ 5,852,750	$ 5,852,750
Over-Allotment Option
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum											2,300,000
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares										1,500,000	1,500,000
Price per unit | $ / shares											$ 0.10